Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	CAD 1,709,000,000	CAD 1,554,000,000
Current liabilities	1,608,000,000	1,217,000,000
Total equity	4,385,000,000	4,663,000,000	CAD 4,390,000,000
Non-controlling interests (Note 11)	1,059,000,000	1,152,000,000
TransAlta Renewables
Disclosure of subsidiaries [line items]
Current assets	145,000,000	109,000,000
Long-term assets	3,483,000,000	3,732,000,000
Current liabilities	(356)	(537,000,000)
Long-term liabilities	(1,075,000,000)	(1,237,000,000)
Total equity	(2,197,000,000)	(2,067,000,000)
Non-controlling interests (Note 11)	CAD (812,000,000)	CAD (851,000,000)
Ownership and voting rights percentage	36.00%	40.20%
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Current assets	CAD 193,000,000	CAD 171,000,000
Long-term assets	404,000,000	538,000,000
Current liabilities	(73)	(65,000,000)
Long-term liabilities	(26)	(35,000,000)
Total equity	(498)	(609,000,000)
Non-controlling interests (Note 11)	CAD (247,000,000)	CAD (301,000,000)
Ownership and voting rights percentage	49.99%	49.99%
TransAlta Cogeneration L.P. | Coal facility
Disclosure of subsidiaries [line items]
Ownership and voting rights percentage	5000.00%